Shareholder Report, Average Annual Return (Details)		12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026 [6]	Mar. 31, 2026	Mar. 31, 2026
C000156058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		20.15%		9.19%	10.78%
C000008460 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		20.11%		9.19%	10.76%
C000008463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		17.86%		8.05%	9.77%
C000008461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		13.84%		7.81%	9.83%
C000008464 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		12.00%		4.73%	10.99%
C000008466 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		15.94%		4.94%	10.93%
C000074340 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		18.17%		6.05%	11.91%
C000101896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		18.29%		6.18%	12.01%
C000217963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[1]	18.39%		6.29%	11.94%
C000262332 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[2]	21.01%		11.60%	15.63%
C000074342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		20.91%		11.89%	15.99%
C000074341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		20.84%		11.79%	15.87%
C000008469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		18.58%		10.67%	14.88%
C000008467 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		14.43%		10.36%	14.89%
C000109254 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.44%		7.38%	11.05%
C000109255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		10.21%		7.66%	11.03%
C000109257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		12.36%		8.80%	12.04%
C000109256 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		12.39%		8.84%	12.10%
C000117283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		4.50%		2.76%	3.81%
C000117282 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		4.48%		2.67%	3.71%
C000117281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		2.46%		1.65%	2.83%
C000117280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		0.72%		1.74%	2.83%
C000206050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent	[3]	9.30%		(5.51%)	5.44%
C000206051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent	[4]	13.32%		(5.23%)	5.21%
C000140622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		15.41%		(4.23%)	6.30%
C000140623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		15.50%		(4.16%)	6.38%
C000227353 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[5]	15.60%		(4.12%)	6.41%
C000226979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		7.10%	3.18%
C000226978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		7.00%		3.31%	4.18%
C000226976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		4.89%		2.31%	3.22%
C000226977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		3.15%		2.05%	3.44%
Without Sales Load [Member] | C000008463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		18.86%		8.05%	9.77%
Without Sales Load [Member] | C000008461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		19.86%		8.93%	10.49%
Without Sales Load [Member] | C000008464 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		17.89%		5.81%	11.64%
Without Sales Load [Member] | C000008466 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		16.94%		4.94%	10.93%
Without Sales Load [Member] | C000008469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		19.58%		10.67%	14.88%
Without Sales Load [Member] | C000008467 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		20.44%		11.49%	15.58%
Without Sales Load [Member] | C000109254 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		12.03%		8.49%	11.71%
Without Sales Load [Member] | C000109255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		11.21%		7.66%	11.03%
Without Sales Load [Member] | C000117281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		3.45%		1.65%	2.83%
Without Sales Load [Member] | C000117280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		4.14%		2.40%	3.45%
Without Sales Load [Member] | C000206050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		15.07%		(4.54%)	5.99%
Without Sales Load [Member] | C000206051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		14.32%		(5.23%)	5.21%
Without Sales Load [Member] | C000226976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		5.89%		2.31%	3.22%
Without Sales Load [Member] | C000226977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		6.70%		3.03%	3.93%
MSCI All Country World Ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Index
Average Annual Return, Percent		24.91%		7.02%	8.38%
Bloomberg World ex US Large And Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg World ex US Large & Mid Cap Index
Average Annual Return, Percent	[7],[8],[9]	23.79%		6.71%	8.37%
Bloomberg US 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Average Annual Return, Percent	[10],[11],[12],[13]	18.30%		10.78%	13.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		18.09%		10.87%	13.72%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		4.35%	(0.30%)	0.31%	1.70%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		29.55%		3.69%	7.80%
Bloomberg US Mid Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Growth Index
Average Annual Return, Percent	[14],[15],[16]	14.10%		5.64%	11.55%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		9.56%		5.37%	11.69%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
Average Annual Return, Percent		18.75%		12.05%	16.38%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		18.81%		12.76%	16.83%
Bloomberg US 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Growth Index
Average Annual Return, Percent	[17]	18.04%		11.26%	15.69%
Bloomberg Emerging Markets Large And Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Emerging Markets Large & Mid Cap Index
Average Annual Return, Percent	[18],[19]	26.30%		3.38%	8.11%

[1]	The inception date was February 10, 2020. Performance information was calculated using the historical performance of Class A shares for the periods prior to February 10, 2020.
[2]	The inception date was May 9, 2025. Performance information was calculated using the historical performance of Class A shares for the periods prior to May 9, 2025.
[3]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to November 16, 2018.
[4]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to November 16, 2018.
[5]	The inception date was April 26, 2021. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to April 26, 2021.
[6]	The inception date was July 19, 2021. The returns of the index listed above is based on the inception date of the Class.
[7]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[8]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[9]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[10]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[11]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[12]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[13]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[14]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
[15]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
[16]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
[17]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
[18]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.
[19]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.